AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Exchange Traded Funds - 51.7%
iShares Global Infrastructure ETF	12,613	$578,685
iShares iBoxx High Yield Corporate Bond ETF[1,2]	80,438	7,065,674
iShares TIPS Bond ETF[2]	52,521	6,858,192
Materials Select Sector SPDR Fund	7,054	592,677
SPDR FTSE International Government Inflation-Protected Bond ETF	24,923	1,422,605
VanEck Vectors Gold Miners ETF	17,135	598,354
VanEck Vectors Natural Resource ETF	12,766	583,594
Vanguard Global ex-U.S. Real Estate ETF	3,311	193,362
Vanguard Real Estate ETF[2]	16,654	1,770,154

Total Exchange Traded Funds (Cost $18,289,503)		19,663,297

	Notes
Exchange Traded Notes - 10.3%
Barclays PLC, iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*	54,908	1,528,639
Deutsche Bank AG, DB Gold Double Long ETN, 02/15/38*	19,814	775,486
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22*	252,876	1,625,993

Total Exchange Traded Notes (Cost $2,912,551)		3,930,118

Purchased Options - 0.6%

(See Open Exchange Traded Purchased Options schedule) (Cost $386,601)	205,116

Principal Amount
Short-Term Investments - 44.3%
Joint Repurchase Agreements - 5.7%[3]
Daiwa Capital Markets America, dated 07/30/21, due 08/02/21, 0.050% total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 09/16/21 - 08/01/51, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Morgan, Stanley & Co. LLC, dated 07/30/21, due 08/02/21, 0.050% total to be received $145,005 (collateralized by various U.S. Government Agency Obligations, 1.500% - 8.000%, 07/01/24 - 08/01/51, totaling $147,904)	$145,004	$145,004
RBC Dominion Securities, Inc., dated 07/30/21, due 08/02/21, 0.050% total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.250% - 7.500%, 04/15/24 - 04/01/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,145,004
U.S. Government Obligations - 21.0%
U.S. Treasury Bills, 0.001%, 09/16/21[4,5]	2,500,000	2,499,891
U.S. Treasury Bills, 0.010%, 08/12/21[5]	2,500,000	2,499,978
U.S. Treasury Bills, 0.043%, 11/18/21[1,4,5]	3,000,000	2,999,572

Total U.S. Government Obligations		7,999,441

	Shares
Other Investment Companies - 17.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[6]	2,213,672	2,213,672
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[6]	2,213,672	2,213,672
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[6]	2,280,753	2,280,753

Total Other Investment Companies		6,708,097

Total Short-Term Investments (Cost $16,852,704)		16,852,542
Total Investments - 106.9% (Cost $38,441,359)		40,651,073
Derivatives - (0.8)%[7]		(296,536)
Other Assets, less Liabilities - (6.1)%		(2,310,401)
Net Assets - 100.0%		$38,044,136

*	Non-income producing security.
[1]	Some or all of these securities were held as collateral for written options as of July 31, 2021, amounting to $5,945,250 or 15.6% of net assets.
[2]	Some of these securities, amounting to $8,056,104 or 21.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at July 31, 2021, amounted to $2,799,779, or 7.4% of net assets.
[5]	Represents yield to maturity at July 31, 2021.
[6]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[7]	Includes Exchange Traded Written Options and Futures Contracts. Please refer to the Open Exchange Traded Written Options and Open Futures Contracts tables for the details.

ETF	Exchange Traded Fund

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
ETN	Exchange Traded Notes
SPDR	Standard & Poor's Depositary Receipt
TIPS	Treasury Inflation-Protected Securities
Open Exchange Traded Purchased Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
EURO STOXX 50 (Put)	3,750	10/15/21	42	$1,575,000	$29,118	$25,509
EURO STOXX 50 (Put)	3,775	10/15/21	13	490,750	9,990	8,405
EURO STOXX 50 (Put)	3,800	09/17/21	34	1,292,000	22,739	14,600
EURO STOXX 50 (Put)	3,825	09/17/21	19	726,750	11,956	8,790
EURO STOXX 50 (Put)	3,875	08/20/21	4	155,000	1,935	892
S&P 500 Index (Put)	3,875	09/17/21	15	5,812,500	101,784	26,550
S&P 500 Index (Put)	3,890	10/15/21	8	3,112,000	57,509	30,608
S&P 500 Index (Put)	3,930	09/17/21	9	3,537,000	52,052	19,053
S&P 500 Index (Put)	3,990	08/20/21	4	1,596,000	17,766	2,680
S&P 500 Index (Put)	4,050	10/15/21	13	5,265,000	81,752	68,029
				Total	$386,601	$205,116
Open Exchange Traded Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
EURO STOXX 50 (Call)	4,300	10/15/21	42	$1,806,000	$10,163	$(12,505)
EURO STOXX 50 (Call)	4,375	08/20/21	4	175,000	547	(24)
EURO STOXX 50 (Call)	4,400	09/17/21	34	1,496,000	6,768	(1,089)
EURO STOXX 50 (Call)	4,425	09/17/21	19	840,750	3,684	(451)
EURO STOXX 50 (Call)	4,475	10/15/21	13	581,750	2,897	(663)
EURO STOXX 50 (Put)	3,575	10/15/21	42	1,501,500	18,694	(16,890)
EURO STOXX 50 (Put)	3,625	10/15/21	13	471,250	7,120	(5,860)
EURO STOXX 50 (Put)	3,650	09/17/21	34	1,241,000	15,637	(9,559)
EURO STOXX 50 (Put)	3,675	09/17/21	19	698,250	8,081	(5,725)
EURO STOXX 50 (Put)	3,775	08/20/21	4	151,000	1,396	(574)
S&P 500 Index (Call)	4,460	09/17/21	15	6,690,000	25,846	(76,575)
S&P 500 Index (Call)	4,490	08/20/21	4	1,796,000	3,886	(3,940)
S&P 500 Index (Call)	4,540	09/17/21	9	4,086,000	12,802	(18,855)
S&P 500 Index (Call)	4,575	10/15/21	8	3,660,000	16,243	(27,120)
S&P 500 Index (Call)	4,660	10/15/21	13	6,058,000	19,206	(20,280)
S&P 500 Index (Put)	3,725	10/15/21	8	2,980,000	41,227	(20,080)
S&P 500 Index (Put)	3,750	09/17/21	15	5,625,000	75,906	(19,290)
S&P 500 Index (Put)	3,810	09/17/21	9	3,429,000	39,478	(13,230)
S&P 500 Index (Put)	3,900	08/20/21	4	1,560,000	13,722	(1,760)
S&P 500 Index (Put)	3,930	10/15/21	13	5,109,000	62,483	(51,935)
				Total	$385,786	$(306,405)

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
ASX SPI 200 Index	AUD	12	Long	09/16/21	$1,607,132	$10,040
Australia 10-Year Bond	AUD	46	Long	09/15/21	4,908,202	87,375
Canadian 10-Year Bond	CAD	42	Long	09/21/21	4,982,703	59,497
EURO STOXX 50	EUR	87	Long	09/17/21	4,218,969	(45,703)
FTSE 100 Index	GBP	11	Long	09/17/21	1,065,178	(20,024)
MINI HSI Index	HKD	21	Long	08/30/21	699,815	(23,702)
MINI TPX Index	JPY	64	Long	09/09/21	1,111,344	(35,382)
MSCI Emerging Markets Index	USD	51	Long	09/17/21	3,258,135	(231,054)
Russell 2000® Mini Index	USD	36	Long	09/17/21	3,998,880	(174,699)
S&P 500 E-Mini Index	USD	62	Long	09/17/21	1,360,745	50,911
S&P/TSX 60 Index	CAD	7	Long	09/16/21	1,360,500	14,870
U.K. 10-Year Gilt	GBP	37	Long	09/28/21	6,675,100	75,950
US LONG BOND(CBT)	USD	53	Long	09/21/21	8,730,094	241,790
					Total	$9,869

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds†	$19,663,297	—	—	$19,663,297
Exchange Traded Notes†	3,930,118	—	—	3,930,118
Purchased Options
Equity Contracts	205,116	—	—	205,116
Short-Term Investments
Joint Repurchase Agreements	—	$2,145,004	—	2,145,004
U.S. Government Obligations	—	7,999,441	—	7,999,441
Other Investment Companies	6,708,097	—	—	6,708,097
Total Investments in Securities	$30,506,628	$10,144,445	—	$40,651,073
Financial Derivative Instruments - Assets
Equity Futures Contracts	$75,821	—	—	$75,821
Interest Rate Futures Contracts	464,612	—	—	464,612
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	(530,564)	—	—	(530,564)
Equity Written Options	(306,405)	—	—	(306,405)
Total Financial Derivative Instruments	$(296,536)	—	—	$(296,536)

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$8,056,104	$2,145,004	$6,074,719	$8,219,723
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/21-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.